Supplementary cash flow information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Non-cash trading balances settled by Seadrill	$ 0.0	$ 0.0	$ 9.2
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Distributions			9.2
Seadrill
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Distributions			15.3
Cash distribution | Seadrill
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Distributions		$ 6.2	6.1
Non-cash distribution | Seadrill
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Distributions			$ 9.2